Marketable Securities - Schedule of Investments with Continuous Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value	$ 21,448	$ 13,456
Less than 12 months, Unrealized losses	(63)	(73)
More than 12 months, Fair value	175,386	234,748
More than 12 months, Unrealized losses	(1,866)	(8,809)
Fair value	196,834	248,204
Unrealized losses	(1,929)	(8,882)
Corporate debentures [Member]
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value	21,448	13,456
Less than 12 months, Unrealized losses	(63)	(73)
More than 12 months, Fair value	167,324	226,925
More than 12 months, Unrealized losses	(1,825)	(8,523)
Fair value	188,772	240,381
Unrealized losses	(1,888)	(8,596)
Government debentures [Member]
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value
Less than 12 months, Unrealized losses
More than 12 months, Fair value	8,062	7,823
More than 12 months, Unrealized losses	(41)	(286)
Fair value	8,062	7,823
Unrealized losses	$ (41)	$ (286)